INVESTMENTS, DEBT AND DERIVATIVES - Hedge accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Derivative, hedge ratio	100.00%
Foreign currency translation reserve
Disclosure of detailed information about borrowings [line items]
Gains (losses) on hedges of net investments in foreign operations, net of tax	$ 178	$ (228)
Foreign currency forward contracts | Net investment hedge accounting
Disclosure of detailed information about borrowings [line items]
Aggregated designated nominal value of hedged items	$ 26,758	$ 88,220
Weighted average term of contract	1 year	1 year